Net finance costs - Finance costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	R 6,810	R 9,743	R 6,613
Amortisation of loan costs	160	135	725
Notional interest	668	945	857
Total finance costs	7,638	10,823	8,195
Amounts capitalised to assets under construction a class of Property, plant and equipment	(880)	(3,520)	(6,942)
Finance costs per income statement	6,758	7,303	1,253
Total finance costs before amortisation of loan costs and notional interest	6,810	9,743	6,613
Add: modification (loss)/gain		(1,193)	109
Less: interest accrued on long-term debt, lease liabilities and short-term debt	(637)	(1,412)	(1,025)
Less: interest reversed/(accrued) on tax payable		16	525
Finance costs per the statement of cash flows	6,173	7,154	6,222
Debt and interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	5,238	8,226	6,088
Total finance costs before amortisation of loan costs and notional interest	5,238	8,226	6,088
Secured and unsecured debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	4,855	8,090	6,044
Total finance costs before amortisation of loan costs and notional interest	4,855	8,090	6,044
Interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	383	136	44
Total finance costs before amortisation of loan costs and notional interest	383	136	44
Preference shares
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest			116
Total finance costs before amortisation of loan costs and notional interest			116
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	1,488	1,465	871
Total finance costs before amortisation of loan costs and notional interest	1,488	1,465	871
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	84	52	(462)
Total finance costs before amortisation of loan costs and notional interest	R 84	R 52	R (462)